Stockholders’ Equity/(Deficit) - Schedule of Stock Based Compensation (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Share-based Compensation		$ 3,050,663			$ 18,595
Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Share-based Compensation		121,107
Sales and Marketing [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Share-based Compensation		647,295
General and Administrative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Share-based Compensation		$ 2,282,261			$ 18,595